35) Supplementary pension plans (Tables)	12 Months Ended
Dec. 31, 2020
Supplementary Pension Plans Tables Abstract
Supplemental pension plans

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well as complementing Retirement and Health Plan of employees from Lloyds.

Risk factors	On December 31
	2020	2019
Nominal discount rate	3.25% - 7.26% p.a.	6.45% - 7.45% p.a.
Nominal rate of future salary increases	3.25% p.a.	3.8% p.a.
Nominal growth rate of social security benefits and plans	3.25% p.a.	3.8% p.a.
Initial rate of growth of medical costs	7.38% - 8.41% p.a.	7.95% - 8.99% p.a.
Inflation rate	3.25% p.a.	3.8% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Value of the actuarial obligations of the benefit plans and of its assets to cover these obligations

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	On December 31 – R$ thousand
	Retirement Benefits		Other post-employment benefits
	2020	2019	2020	2019
(i) Projected benefit obligations:
At the beginning of the year	3,065,146	2,530,590	917,870	669,093
Cost of current service	546	179	-	-
Interest cost	212,033	224,508	66,772	60,185
Participant’s contribution	556	819	-	-
Actuarial gain/(loss) (1)	123,504	516,333	13,671	224,683
Past service cost - plan changes	-	(3,920)	-	-
Early elimination of obligations	-	-	-	(1,613)
Benefit paid	(219,657)	(203,363)	(31,883)	(34,478)
At the end of the year	3,182,128	3,065,146	966,430	917,870

(ii) Plan assets at fair value:
At the beginning of the year	2,716,865	2,363,009	-	-
Balance from an acquired institution
Expected earnings	187,531	209,252	-	-
Actuarial gain/(loss) (1)	59,071	332,368	-	-
Contributions received:
Employer	15,150	14,763	-	-
Employees	556	819	-	-
Benefit paid	(219,428)	(203,346)	-	-
At the end of the year	2,759,745	2,716,865	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	36,155	54,025	-	-
Interest on irrecoverable surplus	2,736	4,981	-	-
Change in irrecoverable surplus (1)	(38,581)	(22,851)	-	-
At the end of the year	310	36,155	-	-

(iv) Financed position:
Deficit plans (2)	422,693	384,436	966,430	917,870
Net balance	422,693	384,436	966,430	917,870

(1) In the year ended December 31, 2020, the remeasurement effects recognized in Shareholders' Equity, in Other Comprehensive Income totaled R $ 21,593 thousand (2019 - R $ 212,188 thousand), net of tax effects; and

(2) Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

The net cost/(benefit) of the pension plans

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2020	2019	2018
Projected benefit obligations:
Cost of service	546	(2,689)	151
Cost of interest on actuarial obligations	278,805	282,997	273,893
Expected earnings from the assets of the plan	(187,531)	(208,122)	(225,060)
Interest on recoverable surplus	2,736	4,981	20,327
Net cost/(benefit) of the pension plans	94,556	77,167	69,311

Maturity profile of the present value of the obligations of the benefit plans defined for the next years

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

	On December 31, 2020 - R$ thousand
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	10.07	12.84
2021	229,641	44,375
2022	234,469	46,487
2023	239,025	49,937
2024	243,650	53,408
2025	247,303	57,139
After 2026	1,279,375	337,370

The assets of pension plans

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2020	2019	2020	2019	2020	2019	2020	2019
Asset categories
Equities	-	-	3.8%	9.6%	-	-	-	18.5%
Fixed income	91.3%	93.5%	91.9%	86.6%	100.0%	100.0%	100.0%	78.9%
Real estate	5.6%	5.3%	2.6%	1.9%	-	-	-	-
Other	3.1%	1.2%	1.7%	1.9%	-	-	-	2.6%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The sensitivity analysis of the benefit plan obligations

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (8.5% – 10.0% p.a.) assuming a change in the discount rate and medical inflation by 1 p.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	6.87% - 8.26%	Increase of 1 p.p.	reduction	(393,887)
Discount rate	4.87% - 6.26%	Decrease of 1 p.p.	increase	470,116
Medical Inflation	8.38% - 9.41%	Increase of 1 p.p.	increase	113,797
Medical Inflation	6.38% - 7.41%	Decrease of 1 p.p.	reduction	(95,008)